RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
11.	RELATED PARTY TRANSACTIONS

During the nine months ended September 30, 2020, transactions between the Company’s directors, officers and other related parties were related to compensation matters in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Compensation paid to executive officers for the three and nine months ended September 30, 2020 amounted to $220,804 and $674,335 compared to $265,964 and $1,227,127 for the three and nine months ended September 30, 2019.

	September 30, 2020		December 31, 2019
	Number of shares	%	Number of shares	%
David McNally	4,167	0.00	4,167	0.01
Monique Delorme[1]	32,333	0.04	-	-
Perry Genova	514	0.00	-	-
Stephen Randall[2]	22,993	0.03	22,993	0.06
John Barker[3]	45,714	0.06	32,714	0.08
Phillip McStotts[3]	10,000	0.01	-	-
John Schellhorn[4]	-	-	294	-
Total	115,721	0.14	60,168	0.15
Common Shares Outstanding	81,549,320	100.00	39,907,681	100.00

1.	Monique Delorme was appointed Chief Financial Officer on October 1, 2020.
2.	Stephen Randall retired as Chief Financial Officer on September 30, 2020. He remains on the board of directors.
3.	John Barker and Phillip McStotts retired as directors effective September 30, 2020.
4.	John Schellhorn retired as a director effective June 4, 2020.